Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	246,460,988.84	20,449
Yield Supplement Overcollateralization Amount 08/31/24	2,770,130.75	0
Receivables Balance 08/31/24	249,231,119.59	20,449
Principal Payments	12,972,337.90	325
Defaulted Receivables	220,235.76	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	2,513,697.03	0
Pool Balance at 09/30/24	233,524,848.90	20,110

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.62%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	5,872,867.96	334
Past Due 61-90 days	1,530,996.53	85
Past Due 91-120 days	176,848.33	12
Past Due 121+ days	0.00	0
Total	7,580,712.82	431

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	240,461.10
Aggregate Net Losses/(Gains) - September 2024	(20,225.34)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.10%
Prior Net Losses/(Gains) Ratio	0.07%
Second Prior Net Losses/(Gains) Ratio	0.32%
Third Prior Net Losses Ratio/(Gains)	0.13%
Four Month Average	0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.07%
Weighted Average Contract Rate, Yield Adjusted	5.19%
Weighted Average Remaining Term	28.23

Flow of Funds	$ Amount
Collections	14,052,883.52
Investment Earnings on Cash Accounts	20,804.53
Servicing Fee	(207,692.60)
Transfer to Collection Account	-
Available Funds	13,865,995.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	85,628.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	7,086,991.88
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	804,162.00

Total Distributions of Available Funds	13,865,995.45

Servicing Fee	207,692.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	240,611,840.78
Principal Paid	12,936,139.94
Note Balance @ 10/15/24	227,675,700.84

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-3
Note Balance @ 09/16/24	87,741,840.78
Principal Paid	12,936,139.94
Note Balance @ 10/15/24	74,805,700.84
Note Factor @ 10/15/24	19.4295475%

Class A-4
Note Balance @ 09/16/24	100,230,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	100,230,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	35,090,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	35,090,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	17,550,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	17,550,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	125,693.51
Total Principal Paid	12,936,139.94
Total Paid	13,061,833.45

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	32,172.01
Principal Paid	12,936,139.94
Total Paid to A-3 Holders	12,968,311.95

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1077167
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0859978
Total Distribution Amount	11.1937145

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0835615
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.5994908
Total A-3 Distribution Amount	33.6830523

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	547.84
Noteholders' Principal Distributable Amount	452.16

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	2,924,574.03
Investment Earnings	12,183.98
Investment Earnings Paid	(12,183.98)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,670,409.41	$1,760,025.64	$1,917,237.45
Number of Extensions	96	103	114
Ratio of extensions to Beginning of Period Receivables Balance	0.67%	0.67%	0.69%